Segment and geographic information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19. Segment and geographic information

The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include outbound marketing platform (which until early 2015 included TV direct sales) and Internet sales platform.

The Group’s chief operating decision maker has been identified as the chairman of the Board of Directors and the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reportable segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2014	2015	2016
Health products	$9,876,415	$8,101,683	$11,776,863
Electronic learning products	44,137,557	24,637,772	8,071,401
Mobile phones	6,000,241	5,032,111	1,722,626
Collectible products	15,413,624	5,646,352	1,573,757
Kitchen and household	9,809,998	1,591,090	397,722
Fitness products	4,554,072	765,679	217,226
Cosmetics products	853,133	220,364	103,330
Consumer electronics products	61,161	88,811	41,437
Auto products	191,314	49,461	1,026
Other products	4,056,928	1,519,250	697,883

Total gross revenues	$94,954,443	$47,652,573	$24,603,271
Less: sales taxes	(199,721)	(106,962)	(75,395)

Total revenues, net	$94,754,722	$47,545,611	$24,527,876

The gross profit by segments is as follows:

Year ended December 31, 2014	Direct sales	Distribution sales	Total
Revenue, net	$45,232,943	$49,521,779	$94,754,722
Cost of revenue	24,352,882	32,570,037	56,922,919
Gross profit	$20,880,061	$16,951,742	$37,831,803

Year ended December 31, 2015	Direct sales	Distribution sales	Total
Revenue, net	$19,405,793	$28,139,818	$47,545,611
Cost of revenue	13,388,423	21,498,735	34,887,158
Gross profit	$6,017,370	$6,641,083	$12,658,453

Year ended December 31, 2016	Direct sales	Distribution sales	Total
Revenue, net	$13,833,208	$10,694,668	$24,527,876
Cost of revenue	2,728,390	9,243,903	11,972,293
Gross profit	$11,104,818	$1,450,765	$12,555,583

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2014, 2015 and 2016, no customer accounted for 10% or more of the Group’s net revenues.